Rotable spare parts, furniture and equipment, net - Net carrying value (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2017 MXN ($)
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		$ 7,385,334		$ 364,994	$ 7,281,157	$ 5,782,282
Capitalized borrowing costs	$ 384,038	456,313	$ 357,920
Disposals of capitalized borrowing costs	$ 401,862	328,571	$ 242,678
Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		1,540,788			1,737,883	1,214,589
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		4,507,770			4,920,126	3,672,090
Flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		733,250			465,913	664,322
Aircraft Spare engines
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		54,771			52,984
Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		474,240			53,545	142,738
Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		40,950			27,016	15,235
Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		13,071			7,819	16,547
Workshop tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		4,852			3,329	3,369
Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		9,012			7,675	5,122
Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		5,777			5,765	4,911
Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		10,209			12,933	4,481
Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		9,634			7,323	446
Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		2,121			3,104	126
Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		36,660			31,726	$ 38,306
Allowance for obsolescence
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		3,000			3,000
Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		10,877,907			12,152,595
Gross value | Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		4,220,672			5,092,049
Gross value | Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		4,507,770			4,920,126
Gross value | Flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		1,287,102			1,689,473
Gross value | Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		474,240			53,545
Gross value | Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		172,460			175,407
Gross value | Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		47,566			49,945
Gross value | Workshop tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		26,875			27,727
Gross value | Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		20,412			20,448
Gross value | Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		14,099			14,803
Gross value | Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		16,301			20,574
Gross value | Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		15,026			15,247
Gross value | Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		7,675			9,216
Gross value | Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		70,709			67,035
Gross value | Allowance for obsolescence
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		3,000			3,000
Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(3,492,573)			(4,871,438)
Accumulated depreciation / amortization | Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(2,679,884)			(3,354,166)
Accumulated depreciation / amortization | Flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(553,852)			(1,223,560)
Accumulated depreciation / amortization | Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(131,510)			(148,391)
Accumulated depreciation / amortization | Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(34,495)			(42,126)
Accumulated depreciation / amortization | Workshop tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(22,023)			(24,398)
Accumulated depreciation / amortization | Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(11,400)			(12,773)
Accumulated depreciation / amortization | Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(8,322)			(9,038)
Accumulated depreciation / amortization | Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(6,092)			(7,641)
Accumulated depreciation / amortization | Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(5,392)			(7,924)
Accumulated depreciation / amortization | Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(5,554)			(6,112)
Accumulated depreciation / amortization | Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		$ (34,049)			$ (35,309)